Acquisitions - Local TV (Details) - USD ($) $ in Thousands			12 Months Ended
		Dec. 27, 2013	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Business Acquisition [Line Items]
Net cash			$ 74,959	$ 279,833	$ 2,550,410
Goodwill			$ 3,561,812	$ 3,918,136	$ 3,815,196
Senior Notes | Senior 9.25 and 10 Percent Toggle Notes Due 2015
Business Acquisition [Line Items]
Cash deposit		$ 202,000
Local TV
Business Acquisition [Line Items]
Cash		2,816,101
Cash acquired		(65,567)
Net cash		2,750,534
Restricted cash and cash equivalents	[1]	201,922
Accounts receivable and other current assets		137,377
Property and equipment		170,795
Broadcast rights		26,468
Other long term assets		5
Accounts payable and other current liabilities		(50,249)
Senior Toggle Notes		(172,237)
Contracts payable for broadcast rights		(34,732)
Broadcast rights intangible liabilities		(9,000)
Deferred income taxes		20,238
Other liabilities		(1,185)
Total identifiable net assets		1,338,384
Goodwill		1,412,150
Total net assets acquired		2,750,534
Local TV | Broadcast rights intangible liabilities
Business Acquisition [Line Items]
Broadcast rights intangible liabilities		(9,344)
Local TV | Network Affiliation Agreements
Business Acquisition [Line Items]
Intangible assets subject to amortization		225,400
Local TV | Advertiser Backlog
Business Acquisition [Line Items]
Intangible assets subject to amortization		29,290
Local TV | Retransmission Consent Agreements
Business Acquisition [Line Items]
Intangible assets subject to amortization		707,000
Local TV | Broadcast Rights Intangible Assets
Business Acquisition [Line Items]
Intangible assets subject to amortization		1,187
Local TV | FCC licenses
Business Acquisition [Line Items]
FCC licenses		$ 126,925

[1]	As further described in Note 10, on December 27, 2013, the Company deposited $202 million with the Trustee together with irrevocable instructions to apply the deposited money to the full repayment of the Senior Toggle Notes. The Senior Toggle Notes were fully repaid on January 27, 2014 through the use of the deposited funds held by the Trustee, including amounts owed to the Company’s subsidiary.